Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

8. Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	December 31,
	2018	2017
	(in US$’000)
Raw materials	652	314
Finished goods	11,657	11,475
	12,309	11,789